UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Traxis Partners LP

Address:   600 Fifth Avenue
           New York, NY 10020


Form 13F File Number: 28-10868


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Crawford
Title:  Director of Operations/ CCO
Phone:  212-332-5158

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher Crawford           New York, NY                       8/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:      14,243,064

Form 13F Information Table Value Total:  $      455,261
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
-------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -------
AMR STK                                COM            001765106      577    85073 SH       SOLE                 45000      0   40073
AMR CORP NOV 10 6P                     PUT            001765956       27    35000 SH  PUT  SOLE                     0      0   35000
ATP OIL & GAS CORPORATION JAN 11 7.5P  PUT            00208J958       37    18000 SH  PUT  SOLE                     0      0   18000
ABBOTT LABS USD COM                    COM            002824100     4891   104550 SH       SOLE                104550      0       0
ALASKA AIRLINES STK                    COM            011659109      247     5497 SH       SOLE                     0      0    5497
ABK 9 1/2 05/17/11 PFD                 PFD            023139702      244    28000 SH       SOLE                     0      0   28000
AMERICA MOVIL -SERIES L                SERIES L       02364W105     1540    35000 SH       SOLE                     0      0   35000
APPLE INC USD COM                      COM            037833100      805     3200 SH       SOLE                  3200      0       0
BAKER HUGHES INC USD COM               COM            057224107     1039    25000 SH       SOLE                 25000      0       0
BANK OF AMERICA CORP                   COM            060505104     4508   313700 SH       SOLE                     0      0  313700
BANK OF NEW YORK MELLON CORP           COM            064058100      699    28302 SH       SOLE                 28302      0       0
IPATH MSCI INDIA INDEX ETN NOTE 0.000  IPMS INDIA ETN 06739F291     3200    50000 SH       SOLE                 50000      0       0
19DEC2099
BROADCOM CORP USD COM                  COM            111320107     1969    59725 SH       SOLE                 59725      0       0
CATERPILLAR INC USD COM                COM            149123101     6307   105000 SH       SOLE                105000      0       0
CEMEX SA ADR                           COM            151290889      883    92904 SH       SOLE                     0      0   92904
CHEVRON CORP USD COM                   COM            166764100      814    12000 SH       SOLE                 12000      0       0
CHINA MEDICAL TECH-SPON ADR JAN 12     PUT            169483954       64    34400 SH  PUT  SOLE                     0      0   34400
7.5P
CHINA MEDICAL TECH INC 3.5 11/15/2011  NOTE 3.500%    169483AB0      764  1000000 SH       SOLE                     0      0 1000000
REGS                                   11/11
CISCO SYSTEMS INC USD COM              COM            17275R102     6210   291400 SH       SOLE                291400      0       0
CITIGROUP INC                          COM            172967101     3886  1033500 SH       SOLE                     0      0 1033500
CONTINENTAL AIRLINES-CL B              CL B           210795308     3154   143369 SH       SOLE                105200      0   38169
DEERE  &  CO COM                       COM            244199105     5178    93000 SH       SOLE                 93000      0       0
DELTA AIR LINES INC                    COM            247361702      827    70369 SH       SOLE                     0      0   70369
DU PONT DE NEMOURS  &  CO  E.I. USD.30 COM            263534109     4713   136250 SH       SOLE                136250      0       0
EMC CORP USD COM                       COM            268648102     6140   335500 SH       SOLE                335500      0       0
EXXON MOBIL CORP USD COM               COM            30231G102      342     6000 SH       SOLE                  6000      0       0
FREEPORT-MCMORAN COPPER & GOLD         COM            35671D857      296     5000 SH       SOLE                  5000      0       0
GENERAL ELECTRIC CO USD COM            COM            369604103      748    51900 SH       SOLE                 51900      0       0
GENZYME CORP COMMON                    COM            372917104      491     9670 SH       SOLE                  9670      0       0
GOL LINHAS AEREAS INTEL-ADR            SPON ADR       38045R107      456    47000 SH       SOLE                     0      0   47000
GOOGLE INC CL A                        CL A           38259P508     4739    10650 SH       SOLE                 10650      0       0
HEWLETT-PACKARD CO USD COM             COM            428236103     2173    50200 SH       SOLE                 50200      0       0
INTEL CORP USD COM                     COM            458140100     4123   212000 SH       SOLE                212000      0       0
INTERNATIONAL BUSINESS MACHINES CORP   COM            459200101     2872    23260 SH       SOLE                 23260      0       0
USD COM
ISHARES MSCI THAILAND INVSTB           MSCI THAILAND  464286624     2376    54000 SH       SOLE                     0      0   54000
ISHARES MSCI TAIWAN INDEX              MSCI TAIWAN    464286731    12507  1138000 SH       SOLE                     0      0 1138000
ISHARES MSCI MEXICO                    MSCI MEX INV   464286822     2063    43699 SH       SOLE                     0      0   43699
ISHARES S&P 100 INDEX FUND             S&P 100 IDX FD 464287101    17258   390000 SH       SOLE                  5000      0  385000
ISHARES FTSE/XINHUA CHINA 25 - ETF     FTSE XNHUA IDX 464287184    14413   371250 SH       SOLE                 63250      0  308000
ISHARES MSCI EMERGING MKTS INDEX ETF   MSCI EMERG MKT 464287234    13652   366000 SH       SOLE                194000      0  172000
ISHARES RUSSELL 2000 INDEX FUND (ETS)  RUSSELL 2000   464287655      917    15000 SH       SOLE                 15000      0       0
JP MORGAN CHASE & CO                   COM            46625H100     6831   186575 SH       SOLE                 44975      0  141600
JOHNSON  &  JOHNSON USD COM            COM            478160104     6848   115950 SH       SOLE                115950      0       0
JUNIPER NETWORKS INC USD COM           COM            48203R104      493    21600 SH       SOLE                 21600      0       0
LDK SOLAR CO JAN 11 4P                 PUT            50183L957      253   240000 SH  PUT  SOLE                     0      0  240000
LDK SOLAR CO LTD 4.75 04/15/13         NOTE 4.75%     50183LAB3   119430  1500000 SH       SOLE                     0      0 1500000
                                       4/13
ESTEE LAUDER CO INC USD CL-A COM       CL A           518439104     1500    26924 SH       SOLE                 26924      0       0
MARKET VECTORS RUSSIA ETF              RUSSIA ETF     57060U506      679    24700 SH       SOLE                     0      0   24700
MBIA INC (MONTH) JAN 12 4P             PUT            55262C950       13    10000 SH  PUT  SOLE                     0      0   10000
MCDONALDS CORP USD COM                 COM            580135101     5210    79100 SH       SOLE                 79100      0       0
MERCK  &  CO INC USD COM               COM            58933Y105     6347   181500 SH       SOLE                181500      0       0
MICROSOFT CORP USD COM                 COM            594918104     4922   213900 SH       SOLE                213900      0       0
MOBILE TELESYSTEMS- SP ADR             SPONS ADR      607409109      326    21250 SH       SOLE                     0      0   21250
MORGAN STANLEY                         COM            617446448     2700   116310 SH       SOLE                116310      0       0
OIL SERVICES HOLDRS TRUST              DPOSTRY RCPT   678002106    29516   314000 SH       SOLE                     0      0  314000

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
-------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -------
PARKER-HANNIFIN CORP USD COM           COM            701094104     3214    57960 SH       SOLE                 57960      0       0
PEPSICO INC USD COM                    COM            713448108     1097    18000 SH       SOLE                 18000      0       0
PFIZER INC USD COM                     COM            717081103     2457   172300 SH       SOLE                172300      0       0
PHILIPP LONG DIS STK ADR               COM            718252604      204     4000 SH       SOLE                     0      0    4000
PLUM CREEK TIMBER CO INC USD COM       COM            729251108     3108    90000 SH       SOLE                 90000      0       0
POTASH CORP OF SASKATCHEWAN CAD COM    COM            73755L107      310     3600 SH       SOLE                  3600      0       0
(USD)
POWERSHARES QQQ NASDAQ 100 FUND        UNIT SER 1     73935A104    52100  1224600 SH       SOLE                  5000      0 1219600
POWERSHARES DB COMMODITY IND           COMM INDX      73935S105     2504   120000 SH       SOLE                     0      0  120000
POWERSHARES WINDERHILL CLEAN ENE       WNDRHLL CLN    73935X500      877   106200 SH       SOLE                106200      0       0
                                       ENE
PROCTER  &  GAMBLE CO USD COM          COM            742718109     2447    40790 SH       SOLE                 40790      0       0
RESEARCH IN MOTION LTD USD COM         COM            760975102      246     5000 SH       SOLE                  5000      0       0
ROYAL BANK 6.60 PFD                    PFD            780097739      447    40000 SH       SOLE                     0      0   40000
RBS 6 3/4 PFD                          PFD            780097754      458    40000 SH       SOLE                     0      0   40000
SPDR S&P 500 ETF TRUST                 S&P ETF        78462F103     5148    50000 SH       SOLE                     0      0   50000
SCHLUMBERGER LTD CURACAO USD COM       COM            806857108     5241    94700 SH       SOLE                 94700      0       0
HEALTH CARE SELECT SECTOR              SBI HEALTHCARE 81369Y209    24995  1388600 SH       SOLE                     0      0 1388600
TAM SA-SPONSORED ADR                   SPON ADR       87484D103      458    41000 SH       SOLE                     0      0   41000
TELEFONOS DE MEXICO - SP ADR           SPON ADR       879403780      222    19700 SH       SOLE                     0      0   19700
THOMAS  &  BETTS CORP USD COM          COM            884315102      717    20665 SH       SOLE                 20665      0       0
3M COMPANY USD COM                     COM            88579Y101      790    10000 SH       SOLE                 10000      0       0
TURKCELL ILETISIM HIZMET-ADR           SPON ADR       900111204      219    19000 SH       SOLE                     0      0   19000
UAL CORP                               COM            902549807     1645    85172 SH       SOLE                     0      0   85172
UNION PACIFIC CORP USD COM             COM            907818108     2641    38000 SH       SOLE                 38000      0       0
UNITED TECHNOLOGIES CORP USD COM       COM            913017109     4563    70300 SH       SOLE                 70300      0       0
VIVO PARTICIPACOES SA                  SPON ADR PFD   92855S200      241     9300 SH       SOLE                     0      0    9300
                                       NEW
VMWARE INC                             COM            928563402     5883    94000 SH       SOLE                 94000      0       0
WAL MART STORES INC USD COM            COM            931142103     3115    64800 SH       SOLE                 64800      0       0
WELLS FARGO & COMPANY                  COM            949746101     4818   188200 SH       SOLE                     0      0  188200
WEATHERFORD INTERNATIONAL LTD          REG            H27013103     1879   143000 SH       SOLE                143000      0       0